Income taxes (Details 3)	Sep. 30, 2023 USD ($)
Canada
Statement [Line Items]
2024	$ 0
2025	0
2026	11,394
2027	3,398
2028	3,844
2029	0
2030	311
2031	0
2032	633
2033	994
2034	0
2035	2,196
2036	1,631
2037	2,175
2038	6,100
2039	2,190
2040	548
2041	5,097
2042	3,550
2043	0
Infinite	0
Total	44,061
USA
Statement [Line Items]
2024	0
2025	1,422
2026	192
2027	678
2028	49
2029	356
2030	665
2031	944
2032	0
2033	0
2034	0
2035	0
2036	0
2037	0
2038	0
2039	0
2040	0
2041	0
2042	0
2043	0
Infinite	0
Total	$ 4,306